CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
REVENUE:
Sales - devices and disposables	$ 262	$ 127	$ 564	$ 758
Cost of goods sold	68	107	537	891
Gross Profit (loss)	194	20	27	(133)
Contract and grant revenue	0	0	42	65
COSTS AND EXPENSES:
Research and development	290	373	1,477	2,788
Sales and marketing	117	172	718	1,164
General and administrative	917	963	4,101	4,649
Total operating expenses	1,324	1,508	6,296	8,601
Operating loss	(1,130)	(1,488)	(6,227)	(8,669)
Other income	23	21	74	25
Interest expense	(158)	(492)	(1,317)	(979)
Loss on extinguishment of debt	0	0	0	(325)
Changes in fair value of warrants	1,395	714	568	65
Total other income (expenses)	1,260	243	(675)	(1,214)
INCOME (LOSS) FROM OPERATIONS	130	(1,245)	(6,902)	(9,883)
PROVISION FOR INCOME TAXES	0	0	0	0
NET INCOME (LOSS)	130	(1,245)	(6,902)	(9,883)
DEEMED DIVIDENDS	0	0	(1,263)	0
PREFERRED STOCK DIVIDENDS	(470)	(31)	(1,338)	(152)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (340)	$ (1,276)	$ (9,503)	$ (10,035)
BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (post 1:100 reverse stock split)			$ (7.42)	$ (13.02)
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS, BASIC	$ (0.11)	$ (1.31)
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS, DILUTED	$ (0.00)	$ (1.31)
WEIGHTED AVERAGE SHARES OUTSTANDING			1,280	771
WEIGHTED AVERAGE SHARES OUTSTANDING, BASIC	3,084	973
WEIGHTED AVERAGE SHARES OUTSTANDING, DILUTED	109,899	973